Consolidation Of Variable Interest Entities (Tables)	12 Months Ended
Nov. 30, 2014
Consolidation Of Variable Interest Entities [Abstract]
Estimated Maximum Exposure To Loss
At November 30, 2014 and 2013, the Company’s recorded investments in VIEs that are unconsolidated and its estimated maximum exposure to loss were as follows:

November 30, 2014
(In thousands)	Investments in Unconsolidated VIEs	Lennar’s Maximum Exposure to Loss
Lennar Homebuilding (1)	$124,311	194,321
Rialto (2)	17,290	17,290
Lennar Multifamily (3)	41,600	65,810
	$183,201	277,421

November 30, 2013
(In thousands)	Investments in Unconsolidated VIEs	Lennar’s Maximum Exposure to Loss
Lennar Homebuilding (1)	$195,720	301,315
Rialto (2)	24,393	24,393
Lennar Multifamily (3)	25,874	55,002
	$245,987	380,710

(1)
At November 30, 2014, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated VIEs was limited to its investment in the unconsolidated VIEs, except with regard to $70.0 million remaining commitment to fund an unconsolidated entity for further expenses up until the unconsolidated entity obtains permanent financing. At November 30, 2013, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated entities was limited to its investment in the unconsolidated VIEs, except with regard to $90.5 million remaining commitment to fund an unconsolidated entity that was formed in 2013 for further expenses up until the unconsolidated entity obtains permanent financing and $15.0 million of recourse debt of an unconsolidated VIEs, which was included in the Company’s maximum recourse related to Lennar Homebuilding unconsolidated entities.

(2)
At both November 30, 2014 and 2013, the maximum recourse exposure to loss of Rialto’s investments in unconsolidated VIEs was limited to its investments in the unconsolidated entities. At November 30, 2014 and 2013, investments in unconsolidated VIEs and Lennar’s maximum exposure to loss included $17.3 million and $16.1 million, respectively, related to Rialto’s investments held-to-maturity.

(3)
At November 30, 2014 and 2013, the maximum exposure to loss of Lennar Multifamily's investments in unconsolidated VIEs was limited to its investments in the unconsolidated VIEs, except with regard to $23.4 million and $28.0 million, respectively, of letters of credit outstanding for certain of the unconsolidated VIEs that could be drawn upon in the event of default under their debt agreements.